REVISION (Balance Sheets And Shareholders' Capital) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance sheets and shareholders' capital [Line Item]
Inventories, net		$ 36,664	$ 35,477
Total current assets		85,650	81,721
Total assets		109,583	99,176
Total current liabilities		14,837	10,946
Total long-term liabilities		3,322	2,689
Total liabilities		18,159	13,635
Retained earnings		26,194	20,345
Total equity		$ 91,424	85,541	$ 87,603	$ 85,129
As revised [Member]
Balance sheets and shareholders' capital [Line Item]
Inventories, net			35,477
Total current assets			82,824
Total assets			99,400
Total current liabilities			10,946
Total long-term liabilities			2,913
Total liabilities			13,859
Retained earnings			20,345
Total equity			$ 85,541
Impact of adoption [Member]
Balance sheets and shareholders' capital [Line Item]
Inventories, net	[1]
Total current assets	[1]		$ (1,103)
Total assets	[1]		$ (224)
Total current liabilities	[1]
Total long-term liabilities	[1]		$ (224)
Total liabilities	[1]		$ (224)
Retained earnings	[1]
Total equity	[1]
As reported previously [Member]
Balance sheets and shareholders' capital [Line Item]
Inventories, net			$ 35,404
Total current assets			83,342
Total assets			101,468
Total current liabilities			11,537
Total long-term liabilities			4,463
Total liabilities			16,000
Retained earnings			20,272
Total equity			85,468
Adjustment [Member]
Balance sheets and shareholders' capital [Line Item]
Inventories, net			73
Total current assets			(518)
Total assets			(2,068)
Total current liabilities			(591)
Total long-term liabilities			(1,550)
Total liabilities			(2,141)
Retained earnings			73
Total equity			$ 73

[1]	See note 2 (dd)